European Equity Fund
                            Pscific Basin Equity Fund


                                  ANNUAL REPORT
                                October 31, 1995

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                October 31, 1995

 Shares                                                               Value
 ------                                                            ------------
          COMMON STOCKS (96.9%)

          FRANCE (11.8%)
          CAPITAL EQUIPMENT
 12,900   Alcatel Alsthom SA* .................................... $  1,101,622
                                                                   ------------

          CONSUMER DURABLES
  8,540   Peugeot SA .............................................    1,112,448
                                                                   ------------

          CONSUMER NON-DURABLES
  2,120   Bongrain SA ............................................    1,121,539
  6,920   LVMH ...................................................    1,376,896
                                                                   ------------
                                                                      2,498,435
                                                                   ------------

          FINANCE
 10,490   Societe Generale .......................................    1,199,139
                                                                   ------------
          MEDIA & ADVERTISING
  9,520   Canal + ................................................    1,645,038
 16,690   Havas ..................................................    1,157,013
 12,295   Television Francaise 1 .................................    1,269,703
                                                                   ------------
                                                                      4,071,754
                                                                   ------------
          RETAIL
  4,058   Comptoirs Modernes .....................................    1,302,849
                                                                   ------------
          SERVICES
  9,570   Accor ..................................................    1,137,026
  5,340   Sodexho ................................................    1,383,567
                                                                   ------------
                                                                      2,520,593
                                                                   ------------
          TOTAL FRANCE ...........................................   13,806,840
                                                                   ------------
          GERMANY (12.6%)
          BANKING
 39,200   BHF-Bank ...............................................    1,047,116
  4,660   Commerzbank AG .........................................    1,078,593
 23,100   Depfa Bank AG ..........................................      902,600
                                                                   ------------
                                                                      3,028,309
                                                                   ------------
          CAPITAL EQUIPMENT
  1,296   Rheinelektra AG ........................................    1,058,824
  2,160   Siemens AG .............................................    1,132,481
                                                                   ------------
                                                                      2,191,305
                                                                   ------------

          CONSUMER NON-DURABLES
  1,840   Suedzucker AG ..........................................    1,026,144
  1,300   Wella AG ...............................................      712,063
                                                                   ------------
                                                                      1,738,207
                                                                   ------------
          ENERGY
 28,000   VEBA AG ................................................    1,149,560
                                                                   ------------
          INSURANCE
  1,610   Colonia Konzern AG .....................................    1,258,170
                                                                   ------------
          MATERIALS
  4,530   Bayer AG ...............................................    1,204,911
                                                                   ------------
          MULTI-INDUSTRY
 35,800   AGIV AG ................................................      752,828
 11,094   Metallgesellschaft .....................................      230,928
                                                                   ------------
                                                                        983,756
                                                                   ------------
          PHARMACEUTICALS
 24,000   Merck KGaA* ............................................    1,002,558
                                                                   ------------
          RETAIL
  3,340   Kaufhof Holding AG .....................................    1,143,706
                                                                   ------------

          TRANSPORTATION
  7,200   Lufthansa AG ...........................................    1,001,535
                                                                   ------------
          TOTAL GERMANY ..........................................   14,702,017
                                                                   ------------
          IRELAND (4.8%)
          BANKING
226,300   Allied Irish Banks .....................................    1,144,872
270,700   Irish Permanent, PLC ...................................    1,426,467
                                                                   ------------
                                                                      2,571,339
                                                                   ------------

          CONSUMER NON-DURABLES
148,000   Greencore ..............................................    1,197,993
                                                                   ------------

          MEDIA & ADVERTISING
163,000   Independent News .......................................      976,364
                                                                   ------------

          PHARMACEUTICALS
 22,650   Elan, PLC, ADR* ........................................      908,831
                                                                   ------------
          TOTAL IRELAND ..........................................    5,654,527
                                                                   ------------

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                          October 31, 1995 (continued)

 Shares                                                               Value
 ------                                                            ------------
          ITALY (4.2%)
          BANKING
113,700   Istituto Mobiliare Italiano (IMI) ...................... $    621,284
                                                                   ------------

          CAPITAL EQUIPMENT
 95,400   Sirti SpA ..............................................      581,138
                                                                   ------------

          INSURANCE
 28,350   Assicurazioni Generali SpA .............................      660,729
156,140   Assicurazione Industriale
             SAI SpA .............................................      661,195
528,000   Istituto Nazionale
             Delle Assicurazioni SpA .............................      693,952
                                                                   ------------
                                                                      2,015,876
                                                                   ------------
          RETAIL
133,450   Rinascente .............................................      791,156
                                                                   ------------

          TELECOMMUNICATIONS
270,200   Telecom Italia Mobile SpA ..............................      453,441
270,200   Telecom Italia SpA .....................................      410,216
                                                                   ------------
                                                                        863,657
                                                                   ------------
          TOTAL ITALY ............................................    4,873,111
                                                                   ------------
          NETHERLANDS (9.0%)
          CONSUMER DURABLES
 35,020   Polygram NV ............................................    2,186,253
                                                                   ------------

          FINANCE
 33,910   Fortis Amev NV .........................................    2,129,852
                                                                   ------------
          FOOD & BEVERAGES
 52,200   Ahold NV ...............................................    1,978,426
                                                                   ------------

          MEDIA & ADVERTISING
170,560   Elsevier NV ............................................    2,205,238
 22,220   Wolters Kluwer NV ......................................    2,022,304
                                                                   ------------
                                                                      4,227,542
                                                                   ------------
          TOTAL NETHERLANDS ......................................   10,522,073
                                                                   ------------

          SPAIN (2.7%)
          CONSUMER NON-DURABLES
 15,340   Tabacalera SA ..........................................      515,292
 41,200   Viscofan Envoltura .....................................      516,456
                                                                   ------------
                                                                      1,031,748
                                                                   ------------
          ENERGY
 16,740   Repsol SA ..............................................      499,916
                                                                   ------------
          MULTI-INDUSTRY
 10,520   Corp Fin Alba ..........................................      581,787
                                                                   ------------
          SERVICES
 59,920   Autopistas Cesa SA (Acesa) .............................      559,656
                                                                   ------------
          UTILITIES
 43,300   Telefonica De Espana SA ................................      546,327
                                                                   ------------
          TOTAL SPAIN ............................................    3,219,434
                                                                   ------------
          SWEDEN (3.2%)
          CAPITAL EQUIPMENT
  6,260   Asea AB (B free) .......................................      617,459
 36,780   Atlas Copco AB (A free) ................................      556,635
                                                                   ------------
                                                                      1,174,094
                                                                   ------------
          CONSUMER DURABLES
 10,390   Electrolux AB (B free) .................................      444,351
 28,100   Volvo AB (B free) ......................................      632,616
                                                                   ------------
                                                                      1,076,967
                                                                   ------------
          MATERIALS
  9,790   Mo och Domsjo AB (B free) ..............................      498,301
 46,850   Munksjo AB .............................................      338,644
                                                                   ------------
                                                                        836,945
                                                                   ------------
          MULTI-INDUSTRY
 18,810   Investor AB (B free) ...................................      669,904
                                                                   ------------
          TOTAL SWEDEN ...........................................    3,757,910
                                                                   ------------
          SWITZERLAND (13.1%)
          CONSUMER DURABLES
  4,280   SMH AG (Bearer) ........................................    2,669,109
                                                                   ------------
          INSURANCE
  4,000   Winterthur Insurance ...................................    2,681,230
                                                                   ------------
          MATERIALS
  4,300   Ciba-Geigy AG ..........................................    3,711,794
                                                                   ------------
          PHARMACEUTICALS
  4,000   Sandoz AG (Registered) .................................    3,329,516
                                                                   ------------

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                          October 31, 1995 (continued)

 Shares                                                               Value
 ------                                                            ------------
          SWITZERLAND (continued)
          SERVICES
  1,530   SGS Surveillance Holdings .............................. $  2,890,734
                                                                   ------------
          TOTAL SWITZERLAND ......................................   15,282,383
                                                                   ------------
          UNITED KINGDOM (35.5%)
          BANKING
429,200   Bank of Scotland .......................................    1,710,014
                                                                   ------------

          CONSUMER DURABLES
143,600   Thorn-EMI, Ltd. ........................................    3,344,234
                                                                   ------------

          MATERIALS
313,200   Redland ................................................    1,725,695
553,700   Rentokil Group .........................................    2,757,557
165,700   RTZ Corp., PLC .........................................    2,294,912
                                                                   ------------
                                                                      6,778,164
                                                                   ------------

          MEDIA & ADVERTISING
272,200   Reuters Holdings, PLC ..................................    2,530,492
                                                                   ------------

          MULTI-INDUSTRY
413,680   BTR, PLC ...............................................    2,197,573
472,500   Inchcape, PLC ..........................................    2,334,486
                                                                   ------------
                                                                      4,532,059
                                                                   ------------

          PHARMACEUTICALS
180,500   Glaxo Wellcome .........................................    2,434,253
 25,800   SmithKline Beecham Group,
             Class A .............................................      269,421
 45,600   SmithKline Beecham Group,
          PLC, ADR ...............................................    2,365,500
                                                                   ------------
                                                                      5,069,174
                                                                   ------------

          RETAIL
475,272   Argyll Group, PLC ......................................    2,415,809
332,700   Marks & Spencer ........................................    2,230,274
512,100   Tesco ..................................................    2,428,933
                                                                   ------------
                                                                      7,075,016
                                                                   ------------

          SERVICES
403,200   BAA ....................................................    3,136,354
801,000   Ladbroke Group, PLC ....................................    2,102,229
725,933   Takare, PLC ............................................    2,353,084
                                                                   ------------
                                                                      7,591,667
                                                                   ------------

          TELECOMMUNICATIONS
685,400   Vodafone Group .........................................    2,833,709
                                                                   ------------
          TOTAL UNITED KINGDOM ...................................   41,464,529
                                                                   ------------
TOTAL INVESTMENTS (identified cost $101,956,617) (a)..    96.9%    $113,282,824
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .......     3.1        3,672,597
                                                        ------     ------------
NET ASSETS ...........................................   100.0%    $116,955,421
                                                        ======     ============

---------

*    non-income producing security

(a) The aggregate cost for federal income tax purposes is $101,959,026, the aggregate gross unrealized appreciation is $14,857,331 and the aggregate gross unrealized depreciation is $3,533,533 resulting in net unrealized appreciation of $11,323,798.


                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1995

ASSETS:
      Investments in securities, at value (identified cost $101,956,617) (Note 1) ...........     $113,282,824
      Cash (including $5,152,140 in foreign currency)........................................        9,348,584
      Receivables for:
         Forward foreign currency exchange contracts sold (Notes 1 and 5)....................      115,407,018
         Investments sold....................................................................          547,115
         Foreign tax reclaim.................................................................          387,483
         Dividends...........................................................................          333,663
         Capital stock sold..................................................................           20,000
                                                                                                  ------------
             Total Assets ...................................................................      239,326,687
                                                                                                  ------------

LIABILITIES:
      Payables for:
         Forward foreign currency exchange contracts sold, at value (Notes 1 and 5)..........      120,821,959
         Investments purchased...............................................................        1,262,600
         Investment advisory fee (Note 2) ...................................................           65,790
         Foreign withholding taxes...........................................................           34,484
         Capital stock redeemed..............................................................           28,252
         Shareholder servicing/Eligible institution fees (Note 2)............................           25,304
         Administrative fee (Note 2).........................................................           15,182
         Directors' fee (Note 2).............................................................            2,433
         Accrued expenses and other liabilities..............................................          115,262
                                                                                                  ------------
             Total Liabilities ..............................................................      122,371,266
                                                                                                  ------------
 NET ASSETS   ...............................................................................     $116,955,421
                                                                                                  ============
Net Assets Consist of:
     Paid-in capital.........................................................................     $101,049,777
     Accumulated undistributed net investment income.........................................        4,904,283
     Accumulated net realized gain...........................................................        5,070,925
     Net unrealized appreciation.............................................................        5,930,436
                                                                                                  ------------
Net Assets ..................................................................................     $116,955,421
                                                                                                  ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
     ($116,955,421 / 3,660,769 shares) ......................................................           $31.95
                                                                                                        ======

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 1995

INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding tax of $461,794)..............................     $  2,979,696
         Interest............................................................................           95,838
                                                                                                  ------------
             Total Income ...................................................................        3,075,534
                                                                                                  ------------
      Expenses:
         Investment advisory fee (Note 2)....................................................          715,205
         Custodian fee.......................................................................          307,418
         Shareholder servicing/Eligible institution fees (Note 2)............................          275,074
         Administrative fee (Note 2).........................................................          165,044
         Directors' fees and expenses (Note 2)...............................................           13,575
         Miscellaneous expenses..............................................................          102,809
                                                                                                  ------------
        Total expenses  .....................................................................        1,579,125

             Fees paid indirectly (Note 3)...................................................         (212,833)
                                                                                                  ------------
             Net Expenses ...................................................................        1,366,292
                                                                                                  ------------
             Net Investment Income ..........................................................        1,709,242
                                                                                                  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
      Net realized gain on:
         Investments.........................................................................          283,637
         Foreign exchange transactions ......................................................        8,488,786
                                                                                                  ------------
                                                                                                     8,772,423
                                                                                                  ------------
      Net change in unrealized appreciation on:
         Investments.........................................................................        4,419,897
         Foreign currency translations.......................................................       (5,457,790)
                                                                                                  ------------
                                                                                                    (1,037,893)
                                                                                                  ------------

             Net Realized and Unrealized Gain ...............................................        7,734,530
                                                                                                  ------------
      Net Increase in Net Assets Resulting from Operations ..................................     $  9,443,772
                                                                                                  ============

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                             For the years ended October 31,
                                                                            ---------------------------------
                                                                                 1995               1994
                                                                            --------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
         Net investment income............................................  $    1,709,242     $    1,324,706
         Net realized gain on investments and foreign exchange
            transactions..................................................       8,772,423         10,791,923
         Net change in unrealized appreciation on investments
            and foreign currency translations.............................      (1,037,893)        (5,089,115)
                                                                              ------------       ------------
            Net increase in net assets resulting from operations .........       9,443,772          7,027,514
                                                                              ------------       ------------
      Dividends and distributions declared from (Note 1):
         Net investment income............................................          --               (714,767)
         Net realized gains...............................................      (8,414,966)        (3,746,831)
                                                                              ------------       ------------

            Total dividends and distributions declared....................      (8,414,966)        (4,461,598)
                                                                              ------------       ------------
      Capital stock transactions (Note 4):
         Net proceeds from sales of capital stock.........................      24,158,027         31,154,810
         Net asset value of capital stock issued to shareholders in
            reinvestment of dividends and distributions...................         706,260          1,592,154
         Net cost of capital stock redeemed...............................     (19,569,245)       (13,540,971)
                                                                              ------------       ------------
            Net increase in net assets resulting from capital stock
               transactions...............................................       5,295,042         19,205,993
                                                                              ------------       ------------
               Total increase in net assets...............................       6,323,848         21,771,909
NET ASSETS:
      Beginning of year...................................................     110,631,573         88,859,664
                                                                              ------------       ------------
      End of year (including undistributed net investment income of
         $4,904,283 and $1,238,185, respectively).........................    $116,955,421       $110,631,573
                                                                              ============       ============

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                              FINANCIAL HIGHLIGHTS
 Selected per share data and ratios for a share outstanding throughout each year

                                                                 For the years ended October 31,
                                                 -------------------------------------------------------------
                                                  1995          1994          1993         1992          1991
                                                 ------        ------        ------        -----        ------
Net asset value, beginning of year............   $31.82        $31.17        $27.15       $25.35        $25.00

Income from investment operations:
  Net investment income.......................     0.45          0.39          0.21         0.29          0.31
  Net realized and unrealized gain............     2.09          1.80          6.09         1.74          0.04

Less dividends and distributions (Note 1):
  From net investment income..................     --           (0.25)        (0.36)       (0.23)          --
  From net realized gains.....................    (2.41)        (1.29)        (1.91)         --            --
  In excess of net realized gains.............     --             --          (0.01)         --            --
                                                 ------        ------        ------       ------        ------
Net asset value, end of year..................   $31.95        $31.82        $31.17       $27.15        $25.35
                                                 ======        ======        ======       ======        ======
Cumulative investment return..................     9.42%         7.35%        24.82%        7.87%         1.60%

Ratios/Supplemental Data:
  Net assets, end of year (000's omitted).....  $116,955      $110,632      $88,860      $27,426       $14,231
  Expenses as a percentage of average
     net assets:
      Expenses paid by Fund...................     1.24%         1.37%         1.50%        1.50%         1.50%
      Expenses paid by commissions*...........     0.05%          n/a           n/a          n/a           n/a
      Expense offset arrangement..............     0.14%          n/a           n/a          n/a           n/a
                                                 ------        ------        ------       ------        ------
        Total expenses........................     1.43%         1.37%         1.50%        1.50%         1.50%
  Ratio of net investment income to
    average net assets........................     1.55%         1.30%         1.28%        1.71%         1.54%
  Portfolio turnover rate.....................       72%          124%           37%          50%           58%
  Average commission rate paid per share**....   $0.0216          --           --            --            --


----------------

* A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.

** Most foreign securities markets do not charge commissions based on a rate per share but as a percentage of the principal value of the transaction. As a result, the above rate is not indicative of the commission arrangements currently in effect.

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                October 31, 1995
  Shares                                                              Value
  ------                                                              -----
            COMMON STOCKS, RIGHTS
            & WARRANTS (96.4%)

            AUSTRALIA (7.6%)
            BANKING
   69,500   National Australia Bank, Ltd. ......................   $    595,049
                                                                   ------------

            CAPITAL EQUIPMENT
  180,000   Pacific BBA, Ltd. ..................................        383,912
                                                                   ------------

            ENERGY
   92,400   Broken Hill Proprietary Co., Ltd. ..................      1,251,426
  146,000   Woodside Petroleum, Ltd. ...........................        699,528
                                                                   ------------
                                                                      1,950,954
                                                                   ------------
            GOLD MINES
  144,000   Renison Goldfields Corp., Ltd. .....................        605,484
                                                                   ------------

            INSURANCE
  148,000   QBE Insurance Group ................................        653,870
                                                                   ------------

            MATERIALS
   83,000   Amcor, Ltd. ........................................        622,121
   41,900   CRA, Ltd. ..........................................        645,990
  110,000   Western Mining Corp. ...............................
               Hldgs., Ltd......................................        705,515
                                                                   ------------
                                                                      1,973,626
                                                                   ------------
            REAL ESTATE
   52,000   Lend Lease Corp., Ltd. .............................        723,278
                                                                   ------------

            SERVICES
   60,000   Brambles Industries, Ltd. ..........................        638,026
  235,000   Burns Philp & Co., Ltd. ............................        526,280
  140,000   Hazelton Airlines, Ltd. ............................        143,967
  165,000   Publishing and Broadcasting,
               Ltd .............................................        525,366
                                                                   ------------
                                                                      1,833,639
                                                                   ------------
            TOTAL AUSTRALIA ....................................      8,719,812
                                                                   ------------

            HONG KONG (24.5%)
            BANKING
  848,672   Dao Heng Bank Group, Ltd. ..........................      3,111,845
                                                                   ------------
            CAPITAL EQUIPMENT
1,264,000   Alco Hldgs .........................................        238,685
3,344,000   Truly International Hldgs ..........................        519,006
  361,200   Truly International Hldgs
               (Warrants)* .....................................          8,129
  822,000   Wai Kee Hldgs ......................................        101,000
  476,000   Wai Kee Hldgs. (Warrants)* .........................          6,156
                                                                   ------------
                                                                        872,976
                                                                   ------------
            FINANCE
1,083,000   Great Eagle Hldgs., Ltd. ...........................      2,969,541
                                                                   ------------

            INSURANCE
3,562,000   National Mutual Asia, Ltd. .........................      2,741,169
                                                                   ------------

            MATERIALS
1,048,000   M.C. Packaging (Hong Kong) .........................        447,301
                                                                   ------------

            MULTI-INDUSTRY
  500,000   Hutchison Whompoa ..................................      2,754,892
  323,000   Jardine Matheson
            Strategic Hldgs ....................................      1,970,300
  312,000   Swire Pacific ......................................      2,340,494
                                                                   ------------
                                                                      7,065,686
                                                                   ------------
            REAL ESTATE
  500,000   Cheung Kong Hldgs ..................................      2,819,561
  767,000   New World Development Co. ..........................      2,985,980
  320,500   Sun Hung Kai Properties ............................      2,559,706
                                                                   ------------
                                                                      8,365,247
                                                                   ------------
            SERVICES
  768,000   Wharf Hldgs ........................................      2,592,548
                                                                   ------------

            TOTAL HONG KONG ....................................     28,166,313
                                                                   ------------

            INDIA (5.6%)
            CONSUMER DURABLES
   93,000   Ashok Leyland, Ltd. ................................        964,875
   44,000   Bajaj Auto, Ltd. ...................................      1,188,000
                                                                   ------------
                                                                      2,152,875
                                                                   ------------
            MATERIALS
   51,000   Grasim Industries ..................................      1,071,000
  598,000   Indo Gulf Fertilisers and
               Chemicals Corp. .................................        882,050
   64,000   Reliance Industries ................................      1,016,000
   41,000   Southern Petrochemical
            Industries .........................................        267,525
                                                                   ------------
                                                                      3,236,575
                                                                   ------------
            PHARMACEUTICALS
   46,000   Ranbaxy Laboratories, Ltd. .........................      1,046,500
                                                                   ------------
            TOTAL INDIA ........................................      6,435,950
                                                                   ------------

            INDONESIA (4.0%)
            BANKING
  308,000   Bank Bali...........................................        718,802
  681,625   Bank Dagang Nasional Indonesia......................        607,790
                                                                   ------------
                                                                      1,326,592
                                                                   ------------

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                          October 31, 1995 (continued)
  Shares                                                              Value
  ------                                                              -----
            INDONESIA (continued)
            CAPITAL EQUIPMENT
  105,000   Supreme Cable
               Manufacturing Corp. .............................   $    258,916
  202,500   Voksel Electric ....................................        312,087
                                                                   ------------
                                                                        571,003
                                                                   ------------

            CONSUMER NON-DURABLES
  417,000   Sinar Mas Agro Resources
               & Technology ....................................        238,705
                                                                   ------------

            MATERIALS
  728,000   Kurnia Kapuas Utama Glue
               Industries ......................................        192,338
  243,000   Semen Cibinong .....................................        636,658
                                                                   ------------
                                                                        828,996
                                                                   ------------

            MULTI-INDUSTRY
  230,000   Centris Multipersada Pratama .......................        141,788
                                                                   ------------


            REAL ESTATE
  300,000   Ciputra Development ................................        673,712
  999,000   Dharmala Intiland ..................................        560,865
                                                                   ------------
                                                                      1,234,577
                                                                   ------------

            TEXTILES
  348,000   Roda Vivatex .......................................        283,487
                                                                   ------------
            TOTAL INDONESIA ....................................      4,625,148
                                                                   ------------

            JAPAN (36.0%)
            CAPITAL EQUIPMENT
   11,000   Autobacs Seven Co., Ltd. ...........................      1,037,685
   80,000   Bridgestone Corp. ..................................      1,110,514
   28,000   Fanuc, Ltd. ........................................      1,212,571
  109,000   Hitachi, Ltd. ......................................      1,118,823
  285,000   Ishikawajima Harina Heavy
               Industries Co., Ltd. ............................      1,147,857
   91,000   Kandenko ...........................................      1,120,876
   14,000   Kyocera Corp. ......................................      1,146,879
  115,000   Matsushita Electric
               Industrial Co., Ltd. ............................      1,135,442
   31,000   Murata Mfg. Co., Ltd. ..............................      1,087,932
   84,000   NEC Corp. ..........................................      1,108,559
   63,000   NipponDenso Co., Ltd. ..............................      1,151,669
   65,000   Nippon Electric Glass, Ltd. ........................      1,200,938
   98,000   Sekisui House, Ltd. ................................      1,130,456
                                                                   ------------
                                                                     14,710,201
                                                                   ------------

            CONSUMER DURABLES
   67,000   Canon, Inc. ........................................      1,146,195
   48,000   Fuji Photo Film Co., Ltd. ..........................      1,187,155
  252,000   Isuzu Motors, Ltd.* ................................      1,017,410
   85,000   Sharp Corp. ........................................      1,179,921
   23,000   TDK Corp. ..........................................      1,184,906
   96,000   Toppan Printing ....................................      1,266,924
                                                                   ------------
                                                                      6,982,511
                                                                   ------------
            CONSUMER NON-DURABLES
   15,000   Bandai Co., Ltd. ...................................        558,678
  101,000   Kao Corp. ..........................................      1,224,302
   27,000   Sony Music Entertainment
               (Japan), Inc. ...................................      1,156,068
   66,000   Yamazaki Baking, Ltd. ..............................      1,167,799
                                                                   ------------
                                                                      4,106,847
                                                                   ------------
            ENERGY
  241,000   Cosmo Oil Co. ......................................      1,177,966
                                                                   ------------

            FINANCE
   18,000   Orix Corp. .........................................        633,462
   16,000   Sanyo Shinpan Finance, Ltd. ........................      1,141,796
                                                                   ------------
                                                                      1,775,258
                                                                   ------------
            MATERIALS
  261,000   Dai Nippon Ink & Chemicals .........................      1,109,878
   98,000   Sumitomo Electric Industries, Ltd. .................      1,130,456
   79,000   Sumitomo Forestry Co., Ltd. ........................      1,112,078
   70,000   Tokuyama Corp. .....................................        521,433
   37,000   Tostem Corp. .......................................      1,135,735
                                                                   ------------
                                                                      5,009,580
                                                                   ------------
            MULTI-INDUSTRY
   16,000   Homewide Corp. .....................................        189,257
                                                                   ------------

            PHARMACEUTICALS
   53,000   Sankyo Co. .........................................      1,165,746
   65,000   Taisho Pharmaceutical ..............................      1,175,522
   55,000   Yamanouchi Pharmaceutical
               Co., Ltd. .......................................      1,225,866
                                                                   ------------
                                                                      3,567,134
                                                                   ------------
            SERVICES
   12,000   Kato Denki Co., Ltd. ...............................        314,385
   19,000   Secom Co., Ltd. ....................................      1,237,011
   71,000   Seino Transportation Co., Ltd. .....................      1,096,632
                                                                   ------------
                                                                      2,648,028
                                                                   ------------
            TELECOMMUNICATIONS
      150   DDI Corp. ..........................................      1,215,602
                                                                   ------------

            TOTAL JAPAN ........................................     41,382,384
                                                                   ------------

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                          October 31, 1995 (continued)
  Shares                                                              Value
  ------                                                              -----
            MALAYSIA (10.0%)
            BANKING
  470,000   Commerce Asset-Hldgs. Bhd ..........................   $  2,330,579
   76,666   Commerce Asset-Hldgs
               Bhd. (Rights)* ..................................        208,184
                                                                   ------------
                                                                      2,538,763
                                                                   ------------

            FINANCE
1,577,000   Public Finance Bhd .................................      2,966,572
                                                                   ------------

            REAL ESTATE
1,618,000   Bolton Properties Bhd ..............................      2,101,299
  591,000   IOI Properties Bhd .................................      1,244,333
1,639,000   Lion Land ..........................................      1,773,810
  200,000   Negara Properties (M) Bhd ..........................        794,963
                                                                   ------------
                                                                      5,914,405
                                                                   ------------

            TOTAL MALAYSIA .....................................     11,419,740
                                                                   ------------


            PAKISTAN (0.2%)
            BANKING
      118   Muslim Commercial Bank* ............................            134
                                                                   ------------


            ENERGY
   18,720   Pakistan State Oil .................................        195,867
                                                                   ------------


            TEXTILES
   14,655   Crescent Textile Mills* ............................         11,029
                                                                   ------------

            TOTAL PAKISTAN .....................................        207,030
                                                                   ------------



            SINGAPORE (7.7%)
            BANKING
  251,500   Development Bank of Singapore ......................      2,883,439
  130,000   Overseas Chinese Banking Corp. .....................      1,527,247
  225,000   Overseas Union Bank ................................      1,401,274
                                                                   ------------
                                                                      5,811,960
                                                                   ------------

            ENERGY
  376,000   DBS Land ...........................................      1,112,300
                                                                   ------------


            REAL ESTATE
  580,000   Hotel Properties ...................................        878,415
  606,000   Wing Tai Hldgs .....................................      1,050,743
                                                                   ------------
                                                                      1,929,158
                                                                   ------------

            TOTAL SINGAPORE ....................................      8,853,418
                                                                   ------------


            SOUTH KOREA (0.8%)
            BANKING
   27,844   Bank of Seoul ......................................        267,832
                                                                   ------------


            ENERGY
   11,000   Korea Electric Power Corp. .........................        452,852
                                                                   ------------


            MATERIALS
    9,647   LG Chemicals .......................................        228,205
                                                                   ------------

            TOTAL SOUTH KOREA ..................................        948,889
                                                                   ------------

            TOTAL COMMON STOCKS,
            RIGHTS & WARRANTS
            (cost $112,219,706) ................................   $110,758,684
                                                                   ------------

  Principal
   Amount
 ----------
              CONVERTIBLE BONDS (2.2%)
              INDIA
              FINANCE
 $1,755,000   Industrial Credit & Investment
                Corp., 2.50%, 4/3/2000 .........................   $  1,338,188
                                                                   ------------

              MATERIALS
  1,255,000   Essar Gujurat, Ltd.
                5.50%, 8/5/98 ..................................      1,245,587
                                                                   ------------


              TOTAL CONVERTIBLE BONDS
              (cost $3,269,963).................................   $  2,583,775
                                                                   ------------

TOTAL INVESTMENTS (identified cost $115,489,669) (a)  ..   98.6%   $113,342,459
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  ........    1.4       1,589,752
                                                           ----    ------------
NET ASSETS  ............................................  100.0%   $114,932,211
                                                          =====    ============

---------
*    non-income producing security.

(a) The aggregate cost for federal income tax purposes is $115,489,669, the net aggregate gross unrealized appreciation is $7,857,778 and the aggregate gross unrealized depreciation is $10,004,988, resulting in net unrealized depreciation of $2,147,210.

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1995

ASSETS:
      Investments in securities, at value (identified cost $115,489,669) (Note 1)............     $113,342,459
      Cash (including $196,235 in foreign currency)..........................................          330,288
      Receivables for:
         Forward foreign currency exchange contracts sold  (Notes 1 and 5)...................       28,889,570
         Dividends...........................................................................          198,322
         Spot foreign currency exchange contracts sold, at value (Note 1)....................          196,522
         Capital stock sold..................................................................           76,000
         Interest............................................................................           42,083
                                                                                                  ------------
             Total Assets ...................................................................      143,075,244
                                                                                                  ------------

LIABILITIES:
      Payables for:
         Forward foreign currency exchange contracts sold, at value (Notes 1 and 5)..........       27,681,002
         Spot foreign currency exchange contracts sold (Note 1)..............................          196,378
         Investment advisory fee (Note 2)....................................................           65,012
         Foreign withholding taxes ..........................................................           28,635
         Shareholder servicing/Eligible institution fees (Note 2)............................           25,005
         Capital stock redeemed..............................................................           22,630
         Administrative fee (Note 2).........................................................           15,003
         Directors' fees (Note 2)............................................................            2,386
         Accrued expenses and other liabilities..............................................          106,982
                                                                                                  ------------
             Total Liabilities ..............................................................       28,143,033
                                                                                                  ------------

NET ASSETS ..................................................................................     $114,932,211
                                                                                                  ============

Net Assets Consist of:
      Paid-in capital........................................................................     $119,015,764
      Accumulated undistributed net investment income .......................................        3,035,945
      Accumulated net realized loss..........................................................       (6,178,137)
      Net unrealized depreciation............................................................         (941,361)
                                                                                                  ------------

Net Assets ..................................................................................     $114,932,211
                                                                                                  ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($114,932,211 / 3,846,550 shares) .....................................................           $29.88
                                                                                                        ======

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 1995

INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding tax of $206,422)..............................    $   1,743,131
         Interest............................................................................          143,566
                                                                                                 -------------
           Total Income  ....................................................................        1,886,697
                                                                                                 -------------
      Expenses:
         Investment advisory fee (Note 2)....................................................          695,032
         Custodian fee.......................................................................          293,039
         Shareholder servicing/Eligible institution fees (Note 2)............................          267,320
         Administrative fee (Note 2).........................................................          160,392
         Directors' fees and expenses (Note 2)...............................................           13,555
         Miscellaneous expenses..............................................................           98,827
                                                                                                   -----------
         Total expenses......................................................................        1,528,165

             Fees paid indirectly (Note 3)...................................................         (204,456)
                                                                                                 -------------
             Net Expenses ...................................................................        1,323,709
                                                                                                 -------------
             Net Investment Income ..........................................................          562,988
                                                                                                 -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
      Net realized gain (loss) on:
         Investments.........................................................................       (9,161,009)
         Foreign exchange transactions ......................................................        6,747,958
                                                                                                 -------------
                                                                                                    (2,413,051)
                                                                                                 -------------
      Net change in unrealized appreciation on:
         Investments.........................................................................      (12,050,502)
         Foreign currency translations.......................................................        1,196,036
                                                                                                 -------------

                                                                                                   (10,854,466)
                                                                                                 -------------
             Net Realized and Unrealized Loss ...............................................      (13,267,517)
                                                                                                 -------------
      Net Decrease in Net Assets Resulting from Operations ..................................     $(12,704,529)
                                                                                                 =============

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 For the years ended October 31,
                                                                 -------------------------------
                                                                     1995               1994
                                                                 -----------        ------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
         Net investment income ................................   $    562,988    $    449,580
         Net realized (loss) gain on investments and foreign
           exchange transactions ..............................     (2,413,051)     16,354,172
         Net change in unrealized appreciation on investments and
           foreign currency translations ......................    (10,854,466)    (14,361,293)
                                                                  ------------    ------------
           Net (decrease) increase in net assets resulting from
             operations .......................................    (12,704,529)      2,442,459
                                                                  ------------    ------------
      Dividends and distributions declared (Note 1):
         From net investment income ...........................        (10,397)       (339,931)
         From net realized gains ..............................    (16,805,935)     (3,042,219)
                                                                  ------------    ------------
           Total dividends and distributions declared .........    (16,816,422)     (3,382,150)
                                                                  ------------    ------------
      Capital stock transactions (Note 4):
         Net proceeds from sales of capital stock .............     43,542,375      42,763,878
         Net asset value of capital stock issued to shareholders
           in reinvestment of dividends and distributions .....      1,433,236       1,225,765
         Net cost of capital stock redeemed ...................    (20,991,748)    (15,443,461)
                                                                  ------------    ------------
           Net increase in net assets resulting from
             capital stock transactions ............ ..........     23,983,863      28,546,182
                                                                  ------------    ------------
             Total (decrease) increase in net assets ..........     (5,537,088)     27,606,491

NET ASSETS:
      Beginning of year .......................................    120,469,299      92,862,808
                                                                  ------------    ------------
      End of year (including undistributed net investment
         income of $3,035,945 and $472,758, respectively) .....   $114,932,211    $120,469,299
                                                                  ============    ============

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                              FINANCIAL HIGHLIGHTS
                  Selected per share data and ratios for a share
                        outstanding throughout each year

                                                                 For the years ended October 31,
                                                  ------------------------------------------------------------
                                                   1995         1994          1993        1992           1991
                                                  ------       ------        ------      -------       -------
Net asset value, beginning of year............    $39.85       $39.87        $27.53      $ 27.65        $25.00

Income from investment operations:
  Net investment income.......................      0.11         0.14          0.14         0.12          0.10
  Net realized and unrealized gain............     (4.50)        1.26         13.18         0.33          2.55

Less dividends and distributions (Note 1):
  From net investment  income.................     (0.00)*      (0.14)        (0.02)       (0.18)         --
  From net realized gains.....................     (5.58)       (1.28)        (0.96)       (0.39)         --
                                                  ------       ------        ------       ------        ------
Net asset value, end of year..................    $29.88       $39.85        $39.87       $27.53        $27.65
                                                  ======       ======        ======       ======        ======

Cumulative investment return..................    (10.62)%       3.48%        50.02%        1.68%        10.68%

Ratios/Supplemental Data:
  Net assets, end of year (000's omitted) ...   $114,932     $120,469       $92,863      $31,250       $20,492
  Expenses as a percentage of average
    net assets:
    Expenses paid by Fund.....................      1.24%        1.29%         1.50%        1.50%         1.50%
    Expenses paid by commissions**............      0.05%        n/a           n/a          n/a           n/a
    Expenses offset arrangements..............      0.14%        n/a           n/a          n/a           n/a
                                                  ------      -------        ------       ------        ------
      Total expenses..........................      1.43%        1.29%         1.50%        1.50%         1.50%

  Ratio of net investment income to
     average net assets.......................      0.53%        0.39%         0.62%        0.43%         0.64%
  Portfolio turnover rate.....................        82%          86%           79%          84%           56%
  Average commission rate paid per share***      $0.0092          --            --           --            --


-----------

*    Less than $0.01 per share.

** A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.

*** Most foreign securities markets do not charge commissions based on a rate per share but as a percentage of the principal value of the transaction. As a result, the above rate is not indicative of the commission arrangements currently in effect.



                       See Notes to Financial Statements.

                    THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                         NOTES TO FINANCIAL STATEMENTS

     1. Organization and Significant Accounting Policies. The 59 Wall Street European Equity Fund and The 59 Wall Street Pacific Basin Equity Fund
(individually the "Fund" or collectively the "Funds") are separate non-diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Funds commenced operations on November 1, 1990.

     The following is a summary of significant accounting policies for each Fund.

          A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) for purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.

          B. Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, each Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. The Funds isolate that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

          C. Forward Foreign Currency Exchange Contracts. The Funds may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Funds have no specific limitation on the percentage of assets which may

                    THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (continued)

     be committed to these types of contracts. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Funds are determined using forward currency exchange rates supplied by a quotation service.

          D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date except that, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as a Fund is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

          E. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on each Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions, utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year-end. These timing differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. In addition, during the year ended October 31, 1995, the European Equity Fund and Pacific Basin Equity Fund reclassified $1,956,856 and $2,010,596, respectively, from accumulated net realized gain (loss) to accumulated undistributed net investment income due to differences between book and tax accounting for foreign currency translations. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

          F.  Dividends  and   Distributions  to  Shareholders.   Dividends  and
     distributions to shareholders are recorded on the ex-dividend date.

     2.  Transactions  with  Affiliates.

     Investment Advisory Agreement. The Corporation has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.65% of each Fund`s average daily net assets. For the year ended October 31, 1995, the European Equity Fund and the Pacific Basin Equity Fund incurred $715,205 and $695,032, respectively, for advisory services.

     Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of each Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such

                    THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (continued)

compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year ended October 31, 1995, the European Equity Fund and the Pacific Basin Equity Fund incurred $165,044 and $160,392, respectively, for administrative services.

     Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of each Fund's average daily net assets. For the year ended October 31, 1995, the European Equity Fund and the Pacific Basin Equity Fund incurred $275,074 and $267,320, respectively, for such services.

     Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from each Fund. For the year ended October 31, 1995, the European Equity Fund and the Pacific Basin Equity Fund incurred $13,575 and $13,555, respectively, for these fees.

     3. Investment Transactions. For the year ended October 31, 1995, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were as follows:

                                    European             Pacific Basin
                                   Equity Fund            Equity Fund
                                   -----------             ----------
        Purchases................  $75,110,122            $93,073,396
        Sales....................   80,887,721             78,417,172

There were no purchases or sales of U.S. government obligations during the year. Custody fees for the European Equity Fund and the Pacific Basin Equity Fund were reduced by $55,433 and $53,772, respectively, as a result of each Fund directing a portion of its portfolio transactions to certain unaffiliated brokers. Additionally, custody fees for the European Equity Fund and the Pacific Basin Equity Fund were further reduced by $157,400 and $150,684, respectively, as a result of an expense offset arrangement with the Funds' custodian.

     4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of each of the Funds. Transactions in shares of capital stock were as follows:

                                                                    For the years ended October 31,
                                                        ------------------------------------------------------
                                                        European Equity Fund         Pacific Basin Equity Fund
                                                        --------------------         -------------------------
                                                         1995           1994            1995           1994
                                                        -------        --------        -------        --------
Capital stock sold...................................   819,896       1,007,620      1,474,684       1,035,936
Capital stock issued in connection with reinvestment
   of dividends and distributions....................    26,294          52,871         49,320          30,311
Capital stock repurchased............................  (662,437)       (434,472)      (700,221)       (372,672)
                                                        -------       ---------      ---------       ---------
Net increase.........................................   183,753         626,019        823,783         693,575
                                                        =======       =========      =========       =========

                    THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (continued)

     5. Financial Instruments with Off-Balance Sheet Risk. At October 31, 1995, the European Equity Fund and the Pacific Basin Equity Fund had outstanding forward foreign currency exchange contracts as a hedge to protect against possible changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward contracts.

     Forward  foreign  currency  exchange  contracts  open at  October  31 1995:

                                                                    Unrealized
                            Contracts    In Exchange     Deliver (Depreciation)/
                            to deliver       For           Date    Appreciation
                            ----------   -----------     -------  -------------
European  Equity Fund:

                     DM    170,000,000   $115,407,018    11/08/95   $(5,414,941)
                                         ============               ===========

Pacific Basin Equity Fund:

                     JPY 2,828,000,000     28,889,570    11/08/95   $ 1,208,568
                                         ============               ===========

     6. Federal Income Tax Status. At October 31, 1995, the Pacific Basin Equity Fund had a net capital loss carryover of approximately $6,178,137, available through October 31, 2003 to offset future capital gains, to the extent provided by regulations. To the extent that this net capital loss carryover is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders since any such distributions may be taxable to shareholders as ordinary income.

     The Corporation intends to elect on its European Equity Fund and Pacific Basin Equity Fund to pass-through to shareholders foreign income taxes paid by each Fund during the year ended October 31, 1995. Shareholders must include in federal taxable income their pro-rata portion of foreign taxes paid by the Fund and will be able to claim either an offsetting deduction or a tax credit on their federal income tax return. The individual amount of the foreign tax credit will be reported on Form 1099. For the year ended October 31, 1995, the European Equity and Pacific Basin Equity Funds earned $3,379,301 and $1,840,689, respectively, of dividend income from foreign countries and paid $461,794 and $206,422, respectively, in taxes to those foreign countries.

                          INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders
The 59 Wall Street Fund, Inc.:

     We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The 59 Wall Street European Equity Fund and The 59 Wall Street Pacific Basin Equity Fund (portfolios of The 59 Wall Street Fund, Inc.) as of October 31, 1995, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 1995 and 1994, and the financial highlights for each of the years in the five-year period ended October 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective portfolios of The 59 Wall Street Fund, Inc. at October 31, 1995, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 12, 1995

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     The  following  investment   management   strategies  and  techniques  have
materially affected the Funds' performance for the fiscal year ended October 31, 1995.

European Equity Fund

     In the year ended October 31, 1995, the European equity markets, as measured by the MSCI-Europe Index, rose 13.2% in U.S. dollars. Most European markets moved ahead this year, encouraged by lower interest rates and by strong corporate earnings reports. Only France and Italy failed to advance during this period, held back by fiscal concerns and political uncertainties. However, the weakness of the U.S. dollar, particularly in the early months of 1995, enabled even these laggard markets to record positive gains for the U.S. investor. The European Equity Fund achieved a dollar-adjusted return of 9.42% over this period. Since its inception five years ago, the European Equity Fund has provided its investors with a compound annual return of 9.95%.

     Over the course of the last year, the Fund's investment strategy has continued to focus on those companies with visible earnings growth and those which benefit from an elongated cycle of economic recovery. Encouraged by the above average growth prospects offered by the Irish economy, the Fund moved to an overweighted position, mainly funded by a reduction in British holdings. Early in the new year, the Fund also re-established full exposure to Switzerland and the Netherlands. Equity valuations in both markets had returned to more attractive levels, particularly in sectors such as media and pharmaceuticals where earnings growth remains quite visible. Throughout Europe, the Fund was well positioned to benefit from the downward trend of interest rates this year.

     [The following table was represented by a chart in the printed matter]

                              European Equity Fund
                               Growth of $10,000

Line graph with two axes: the X-axis represents years of operations; the Y-axis represents dollar value. The graph plots two lines: the first line represents the growth of a ten thousand dollar investment in the Fund from October 31, 1990 to October 31, 1995; the second line represents the growth of a ten thousand dollar investment in a portfolio of securities reflecting the composition of the MSCI-Europe Index for the same time period. The graph points are as follows:

            Year                      Fund*              MSCI-Europe Index
            ----                      -----              -----------------
           11/1/90                  $10,000                   $10,000
          11/30/90                    9,924                    10,100
          12/31/90                    9,784                     9,954
           1/31/91                    9,964                    10,288
           2/28/91                   10,460                    11,188
           3/31/91                    9,880                    10,439
           4/30/91                   10,004                    10,329
           5/31/91                   10,144                    10,634
           6/30/91                    9,500                     9,740
           7/31/91                    9,996                    10,415
           8/31/91                   10,108                    10,605
           9/30/91                   10,368                    10,923
          10/31/91                   10,160                    10,694
          11/30/91                    9,904                    10,442
          12/31/91                   10,689                    11,258
           1/31/92                   10,746                    11,255
           2/29/92                   10,790                    11,299
           3/31/92                   10,435                    10,903
           4/30/92                   11,073                    11,505
           5/31/92                   11,549                    12,160
           6/30/92                   11,452                    11,933
           7/31/92                   10,972                    11,507
           8/31/92                   11,032                    11,469
           9/30/92                   10,895                    11,280
          10/31/92                   10,960                    10,493
          11/30/92                   11,494                    10,728
           1/31/93                   11,340                    10,746
           2/28/93                   11,419                    10,868
           3/31/93                   11,762                    11,427
           4/30/93                   12,082                    11,680
           5/31/93                   12,223                    11,806
           6/30/93                   11,836                    11,633
           7/31/93                   11,871                    11,673
           8/31/93                   12,885                    12,698
           9/30/93                   12,929                    12,659
          10/31/93                   13,680                    13,186
          11/30/93                   13,606                    12,902
          12/31/93                   14,611                    13,870
           1/31/94                   15,322                    14,576
           2/28/94                   14,524                    14,060
           3/31/94                   13,730                    13,663
           4/30/94                   14,071                    14,228
           5/31/94                   13,448                    13,623
           6/30/94                   13,453                    13,480
           7/31/94                   14,094                    14,187
           8/31/94                   14,667                    14,637
           9/30/94                   14,094                    14,055
          10/31/94                   14,685                    14,668
          11/30/94                   13,960                    14,106
          12/31/94                   14,036                    14,187
           1/31/95                   13,906                    14,076
           2/28/95                   14,222                    14,396
           3/31/95                   14,896                    15,064
           4/30/95                   15,409                    15,546
           5/31/95                   15,505                    15,864
           6/30/95                   15,470                    16,014
           7/31/95                   15,998                    16,846
           8/31/95                   16,450                    16,198
           9/30/95                   16,400                    16,687
          10/31/95                   16,068                    16,608

          * net of fees and expenses

           Past performance is not predictive of future performance.

Pacific Basin Equity Fund

     Equity markets in the Pacific Basin, as measured by the MSCI Pacific Index, fell 11.2% over the course of the last year. Most markets in the region declined. The Japanese equity market suffered both from insufficient evidence of economic recovery and from the increasing revelations about the magnitude of the financial system's bad debt crisis. Other Asian markets such as Singapore, Malaysia, and Indonesia, which fell in 1994 as U.S. interest rates increased, failed to rally when the U.S. Federal Reserve reversed its trend in 1995. The only markets to record positive returns this year were New Zealand, Australia, and Hong Kong. The latter's return, however, was virtually flat year on year as the strong recovery in Hong Kong equities which began in February was insufficient to fully recoup the losses which Hong Kong suffered in the aftermath of the Mexican Peso crisis of December.

     The Pacific Basin Equity Fund outperformed the MSCI Pacific Index over this period, declining 10.62%. The outperformance was due, in part, to an increased exposure to Hong Kong in February, and in part, to a significantly underweighted position in Japan for much of the year. Over the period since its inception, the Fund has achieved a compound annual return of 9.32%, well ahead of the MSCI Pacific Index's return of 3.8%.

     [The following table was represented by a chart in the printed matter]

                           Pacific Basin Equity Fund
                               Growth of $10,000

Line graph with two axes: the X-axis represents years of operations; the Y-axis represents dollar value. The graph plots two lines: the first line represents the growth of a ten thousand dollar investment in the Fund from October 31, 1990 to October 31, 1995; the second line represents the growth of a ten thousand dollar investment in a portfolio of securities reflecting the composition of the MSCI-Pacific Index for the same time period. The graph points are as follows:

            Year                     Fund*              MSCI-Pacific Index
            ----                     -----              ------------------
           11/1/90                  $10,000                   $10,000
          11/30/90                    9,368                     8,891
          12/31/90                    9,580                     9,270
           1/31/91                    9,940                     9,559
           2/28/91                   10,820                    10,737
           3/31/91                   10,912                    10,151
           4/30/91                   11,312                    10,412
           5/31/91                   11,308                    10,372
           6/30/91                   11,008                     9,694
           7/31/91                   11,296                    10,021
           8/31/91                   10,656                     9,513
           9/30/91                   10,936                    10,262
          10/31/91                   11,068                    10,698
          11/30/91                   10,612                    10,010
          12/31/91                   10,886                    10,317
           1/31/92                   11,095                     9,918
           2/29/92                   10,927                     9,223
           3/31/92                   10,457                     8,346
           4/30/92                   10,776                     7,964
           5/31/92                   11,487                     8,585
           6/30/92                   11,013                     7,910
           7/31/92                   10,326                     7,800
           8/31/92                   11,140                     8,869
           9/30/92                   10,760                     8,665
          10/31/92                   11,254                     8,360
          11/30/92                   11,393                     8,518
          12/31/92                   11,556                     8,420
           1/31/93                   11,437                     8,404
           2/28/93                   11,899                     8,812
           3/31/93                   12,377                     9,877
           4/30/93                   13,288                    11,450
           5/31/93                   13,915                    11,783
           6/30/93                   13,470                    11,590
           7/31/93                   13,584                    12,275
           8/31/93                   14,469                    12,638
           9/30/93                   14,787                    12,166
          10/31/93                   16,883                    12,436
          11/30/93                   16,744                    10,681
          12/31/93                   20,211                    11,425
           1/31/94                   19,470                    12,748
           2/28/94                   18,493                    13,077
           3/31/94                   16,892                    12,355
           4/30/94                   17,103                    12,889
           5/31/94                   17,239                    13,196
           6/30/94                   16,656                    13,628
           7/31/94                   17,261                    13,335
           8/31/94                   17,831                    13,567
           9/30/94                   17,524                    13,227
          10/31/94                   17,471                    13,562
          11/30/94                   16,086                    12,805
          12/31/94                   15,866                    12,891
           1/31/95                   14,293                    12,076
           2/28/95                   14,576                    11,777
           3/31/95                   15,124                    12,681
           4/30/95                   15,067                    13,220
           5/31/95                   15,704                    12,691
           6/30/95                   15,464                    12,153
           7/31/95                   16,201                    13,030
           8/31/95                   15,893                    12,538
           9/30/95                   15,992                    12,655
          10/31/95                   15,616                    12,040

          * net of fees and expenses

           Past performance is not predictive of future performance.

The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
6 St. James Avenue
Boston, Massachusetts 02116

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(212) 493-8100

     This  report is  submitted  for the
general  information of shareholders and
is not  authorized for  distribution  to
prospective investors unless preceded or
accompanied by an effective  prospectus.
Nothing   herein   contained  is  to  be
considered   an   offer  of  sale  or  a
solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.